Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2013
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES [Abstract]
Schedule of Accrued Expenses and Other Current Liabilities
	December 31, 2012	December 31, 2013

Accrued litigation provision	2,077,753	2,079,671
Accrued payroll	1,951,347	659,870
Accrued professional service fees	1,766,673	1,720,454
Accrued welfare benefits	1,367,536	1,462,926
Advances from customers	415,475	26,920
Tax payable	883,095	400,602
Other accrued expenses	891,605	837,187
	9,353,484	7,187,630